Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 100.5%
Security	Shares	Value
Aerospace & Defense — 1.9%
Safran S.A.	304,194	$ 50,500,192
		$ 50,500,192
Air Freight & Logistics — 1.5%
GXO Logistics, Inc.(1)(2)	613,799	$ 41,167,499
		$ 41,167,499
Automobiles — 0.6%
Stellantis NV	853,149	$ 17,504,811
		$ 17,504,811
Banks — 7.5%
Banco Santander S.A.	9,941,987	$ 40,287,727
Barclays PLC	13,067,982	25,930,941
Citigroup, Inc.(2)	402,027	19,160,607
HDFC Bank, Ltd.	1,441,443	28,917,504
HSBC Holdings PLC	4,034,954	33,515,992
Standard Chartered PLC	1,663,450	15,978,345
Toronto-Dominion Bank (The)	292,974	19,320,532
Truist Financial Corp.	635,550	21,112,971
		$ 204,224,619
Beverages — 3.2%
Coca-Cola Co. (The)(2)	877,827	$ 54,363,826
Diageo PLC(2)	761,332	33,226,248
		$ 87,590,074
Biotechnology — 1.0%
CSL, Ltd.	146,481	$ 26,383,593
		$ 26,383,593
Broadline Retail — 2.7%
Amazon.com, Inc.(1)(2)	555,938	$ 74,317,792
		$ 74,317,792
Building Products — 0.7%
Daikin Industries, Ltd.	90,251	$ 18,248,635
		$ 18,248,635
Capital Markets — 1.7%
Intercontinental Exchange, Inc.	182,306	$ 20,928,729
Security	Shares	Value
Capital Markets (continued)
London Stock Exchange Group PLC	72,756	$ 7,900,919
Stifel Financial Corp.	296,006	18,808,221
		$ 47,637,869
Commercial Services & Supplies — 0.4%
Waste Management, Inc.	73,603	$ 12,055,435
		$ 12,055,435
Consumer Staples Distribution & Retail — 1.6%
Dollar Tree, Inc.(1)(2)	274,911	$ 42,427,015
		$ 42,427,015
Electric Utilities — 2.4%
Iberdrola S.A.	3,041,102	$ 37,957,608
NextEra Energy, Inc.(2)	358,180	26,254,594
		$ 64,212,202
Electrical Equipment — 1.8%
AMETEK, Inc.(2)	175,140	$ 27,777,204
Schneider Electric SE	111,719	19,927,544
		$ 47,704,748
Electronic Equipment, Instruments & Components — 4.4%
CDW Corp.(2)	221,579	$ 41,450,784
Halma PLC	814,999	23,405,039
Keyence Corp.	50,091	22,477,933
Keysight Technologies, Inc.(1)	84,121	13,550,211
TE Connectivity, Ltd.(2)	128,172	18,391,400
		$ 119,275,367
Entertainment — 1.7%
Walt Disney Co. (The)(1)(2)	514,278	$ 45,714,171
		$ 45,714,171
Financial Services — 1.9%
Fidelity National Information Services, Inc.(2)	340,463	$ 20,557,156
Visa, Inc., Class A(2)	131,622	31,290,498
		$ 51,847,654
Food Products — 3.9%
Mondelez International, Inc., Class A(2)	622,547	$ 46,149,409
Nestle S.A.(2)	495,702	60,732,977
		$ 106,882,386

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Ground Transportation — 0.5%
Union Pacific Corp.	57,749	$ 13,398,923
		$ 13,398,923
Health Care Equipment & Supplies — 3.5%
Alcon, Inc.	291,844	$ 24,833,478
Boston Scientific Corp.(1)(2)	491,985	25,509,422
Intuitive Surgical, Inc.(1)(2)	77,487	25,136,783
Straumann Holding AG	116,355	19,253,599
		$ 94,733,282
Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	20,446	$ 10,353,241
		$ 10,353,241
Health Care REITs — 0.8%
Healthpeak Properties, Inc.(2)	975,215	$ 21,288,943
		$ 21,288,943
Hotels, Restaurants & Leisure — 4.0%
Amadeus IT Group S.A.(1)	379,740	$ 27,241,063
Compass Group PLC	2,251,305	58,573,616
InterContinental Hotels Group PLC	302,063	22,324,629
		$ 108,139,308
Household Products — 0.7%
Reckitt Benckiser Group PLC	245,991	$ 18,427,690
		$ 18,427,690
Industrial Conglomerates — 1.6%
Siemens AG	259,090	$ 44,159,856
		$ 44,159,856
Insurance — 3.6%
AIA Group, Ltd.	2,479,207	$ 24,803,811
Allstate Corp. (The)(2)	107,421	12,104,198
Assurant, Inc.	161,607	21,737,758
AXA S.A.	738,103	22,688,436
RenaissanceRe Holdings, Ltd.	89,490	16,713,152
		$ 98,047,355
Interactive Media & Services — 3.6%
Alphabet, Inc., Class C(1)(2)	727,896	$ 96,890,237
		$ 96,890,237
Security	Shares	Value
Leisure Products — 0.9%
Yamaha Corp.(2)	634,722	$ 24,594,334
		$ 24,594,334
Life Sciences Tools & Services — 1.7%
Danaher Corp.(2)	115,613	$ 29,488,252
Sartorius AG, PFC Shares	37,761	15,579,409
		$ 45,067,661
Machinery — 0.8%
Ingersoll Rand, Inc.(2)	273,325	$ 17,839,923
SMC Corp.	9,265	4,841,546
		$ 22,681,469
Media — 0.1%
Dentsu Group, Inc.	102,336	$ 3,424,303
		$ 3,424,303
Metals & Mining — 1.5%
Anglo American PLC	647,731	$ 19,918,877
Rio Tinto, Ltd.(2)	249,713	19,773,471
		$ 39,692,348
Multi-Utilities — 0.4%
CMS Energy Corp.(2)	179,386	$ 10,955,103
		$ 10,955,103
Oil, Gas & Consumable Fuels — 3.6%
ConocoPhillips(2)	447,405	$ 52,668,516
EOG Resources, Inc.(2)	352,139	46,668,982
		$ 99,337,498
Personal Care Products — 0.4%
Kose Corp.	120,508	$ 11,800,890
		$ 11,800,890
Pharmaceuticals — 9.1%
AstraZeneca PLC	316,926	$ 45,534,723
Eli Lilly & Co.(2)	70,056	31,843,955
Novo Nordisk A/S, Class B	371,538	59,911,317
Roche Holding AG PC(2)	122,503	37,982,220
Sanofi	324,011	34,566,958
Zoetis, Inc.(2)	206,004	38,747,292
		$ 248,586,465

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 3.4%
Recruit Holdings Co., Ltd.	882,270	$ 30,557,994
RELX PLC	1,135,491	38,216,887
Verisk Analytics, Inc.(2)	98,186	22,478,703
		$ 91,253,584
Semiconductors & Semiconductor Equipment — 6.3%
ASML Holding NV(2)	65,106	$ 46,633,395
Infineon Technologies AG	730,766	32,106,543
Micron Technology, Inc.(2)	447,618	31,955,449
NVIDIA Corp.	56,730	26,509,362
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(2)	334,808	33,196,213
		$ 170,400,962
Software — 7.9%
Adobe, Inc.(1)(2)	75,349	$ 41,153,363
Intuit, Inc.(2)	72,613	37,156,072
Microsoft Corp.(2)	409,193	137,456,113
		$ 215,765,548
Specialty Retail — 1.3%
TJX Cos., Inc. (The)(2)	401,762	$ 34,764,466
		$ 34,764,466
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.(2)	420,338	$ 82,575,400
		$ 82,575,400
Textiles, Apparel & Luxury Goods — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	30,762	$ 28,570,747
		$ 28,570,747
Trading Companies & Distributors — 1.5%
Ashtead Group PLC	275,960	$ 20,416,566
IMCD NV	132,793	20,122,045
		$ 40,538,611
Total Common Stocks (identified cost $1,825,129,122)		$2,733,142,286

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(3)	4,421,737	$ 4,421,737
Total Short-Term Investments (identified cost $4,421,737)		$ 4,421,737
Total Investments — 100.7% (identified cost $1,829,550,859)		$2,737,564,023
Total Written Call Options — (0.7)% (premiums received $10,210,332)		$ (17,740,967)
Other Assets, Less Liabilities — (0.0)%(4)		$ (844,084)
Net Assets — 100.0%		$2,718,978,972
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(4)	Amount is less than (0.05)%.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	52.2%	$1,430,188,315
United Kingdom	13.3	363,370,472
Switzerland	5.9	161,193,674
France	5.7	156,253,877
Japan	4.2	115,945,635
Spain	3.8	105,486,398
Germany	3.4	91,845,808
Netherlands	3.1	84,260,251
Denmark	2.2	59,911,317
Australia	1.7	46,157,064
Taiwan	1.2	33,196,213
India	1.1	28,917,504
Hong Kong	0.9	24,803,811
Canada	0.7	19,320,532
Bermuda	0.6	16,713,152
Total Investments	100.0%	$2,737,564,023

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.7)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro STOXX 50 Index	970	EUR	43,371,707	EUR	4,325	8/4/23	$ (1,614,429)
Dow Jones Euro STOXX 50 Index	930	EUR	41,583,183	EUR	4,475	8/11/23	(424,800)
Dow Jones Euro STOXX 50 Index	950	EUR	42,477,445	EUR	4,450	8/18/23	(734,101)
Dow Jones Euro STOXX 50 Index	940	EUR	42,030,314	EUR	4,525	8/25/23	(402,891)
FTSE 100 Index	1,020	GBP	78,533,982	GBP	7,750	8/18/23	(604,176)
Nikkei 225 Index	540	JPY	17,912,998,800	JPY	33,500	8/10/23	(867,385)
S&P 500 Index	160	USD	73,423,360	USD	4,460	8/2/23	(2,100,800)
S&P 500 Index	160	USD	73,423,360	USD	4,470	8/4/23	(1,996,000)
S&P 500 Index	160	USD	73,423,360	USD	4,465	8/7/23	(2,095,200)
S&P 500 Index	159	USD	72,964,464	USD	4,550	8/9/23	(933,330)
S&P 500 Index	162	USD	74,341,152	USD	4,580	8/11/23	(719,280)
S&P 500 Index	162	USD	74,341,152	USD	4,565	8/14/23	(915,300)
S&P 500 Index	160	USD	73,423,360	USD	4,620	8/16/23	(470,400)
S&P 500 Index	160	USD	73,423,360	USD	4,600	8/18/23	(696,000)
S&P 500 Index	160	USD	73,423,360	USD	4,580	8/21/23	(919,200)
S&P 500 Index	160	USD	73,423,360	USD	4,600	8/23/23	(796,800)
S&P 500 Index	159	USD	72,964,464	USD	4,615	8/25/23	(749,685)
S&P 500 Index	159	USD	72,964,464	USD	4,625	8/28/23	(701,190)
Total							$(17,740,967)
Abbreviations:
ADR	– American Depositary Receipt
FTSE	– Financial Times Stock Exchange
PC	– Participation Certificate
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar

At July 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,421,737, which represents 0.2% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$ —	$277,228,130	$(272,806,393)	$ —	$ —	$4,421,737	$359,016	4,421,737
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments,  which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 142,604,408	$ 3,424,303	$ —	$ 146,028,711
Consumer Discretionary	109,082,258	178,809,200	—	287,891,458
Consumer Staples	142,940,250	124,187,805	—	267,128,055
Energy	99,337,498	—	—	99,337,498
Financials	201,733,822	200,023,675	—	401,757,497
Health Care	161,078,945	264,045,297	—	425,124,242
Industrials	134,717,687	246,991,265	—	381,708,952
Information Technology	463,394,367	124,622,910	—	588,017,277
Materials	—	39,692,348	—	39,692,348
Real Estate	21,288,943	—	—	21,288,943
Utilities	37,209,697	37,957,608	—	75,167,305
Total Common Stocks	$1,513,387,875	$1,219,754,411*	$ —	$2,733,142,286
Short-Term Investments	$ 4,421,737	$ —	$ —	$ 4,421,737
Total Investments	$1,517,809,612	$1,219,754,411	$ —	$2,737,564,023
Liability Description
Written Call Options	$ (13,093,185)	$ (4,647,782)	$ —	$ (17,740,967)
Total	$ (13,093,185)	$ (4,647,782)	$ —	$ (17,740,967)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.